SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2025
Significant Accounting Policies
Financial Instruments

Financial Instruments

i) Financial Assets

Classification

Upon the initial recognition of financial assets, the financial assets are classified as one of the following measurement methodologies: (a) amortized cost, (b) fair value through other comprehensive income (“FVTOCI”), or (c) fair value through profit or loss (“FVTPL”). Subsequent measurement will be based on the initial classification of the financial assets.

The classification of a financial asset at initial recognition depends on the Company's business model for managing the financial asset and the financial asset's contractual cash flow characteristics.

In order for a financial asset to be measured at amortized cost or fair value through other comprehensive income (“OCI”), it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Company's business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Measurement

For purposes of subsequent measurement, financial assets are classified in three categories:

•	Financial assets at amortized cost (debt instruments);

•	Financial assets at FVTOCI (equity instruments); and

•	Financial assets at FVTPL.

Financial Assets at Amortized Cost (Debt Instruments)

The Company measures financial assets at amortized cost if both of the following conditions are met:

•	The financial asset is held within a business model with the objective of holding the financial asset in order to collect contractual cash flows; and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest rate method and are subject to a period impairment review. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

The Company's financial assets classified at amortized cost includes other receivables.

Financial Assets designated at Fair Value through OCI (Equity Instruments)

Upon initial recognition, the Company can elect to classify irrevocably its equity investments as equity instruments designated at FVTOCI when they meet the definition of equity under IAS 32, “Financial Instruments: Presentation,” and are not held for trading. The classification is determined on an instrument-by-instrument basis.

Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as other income in the statement of profit or loss when the right of payment has been established, except when the Company benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment.

The Company irrevocably elected to classify its investment in Intensity as FVTOCI. During the year ended March 31, 2024, the Company sold 100% of its investment in Intensity for proceeds of $2.812 million and recognized a gain of $0.725 million.

Financial Assets at Fair Value through Profit or Loss

Financial assets at FVTPL include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured FVTPL, irrespective of the business model.

Financial assets at fair value through profit or loss are carried in the consolidated statements of financial position at fair value with net changes in fair value recognized in the statement of profit or loss. The investment in associate (Stimunity) and the Stimunity Convertible Note receivable are accounted for as FVTPL.

ii) Financial Liabilities

The Company’s financial liabilities include accounts payable and accrued liabilities, which approximate fair value due to their short maturity, lease liability, warrant liability, deferred purchase price payable and deferred obligation.

Warrant Liability

Warrant liabilities are initially measured at fair value on the date of issuance. After initial recognition, the warrant liabilities are remeasured at fair value at each reporting period, with changes in fair value recognized through the consolidated statement of operations and other comprehensive loss in accordance with IFRS 9 “Financial Instruments.” When the Company issues equity instruments to extinguish all or part of the liability, a gain or loss is recognized in the consolidated statement of operations and other comprehensive loss, which is measured as the difference between the carrying amount of the financial liability and the fair value of the equity instruments issued. Liability classified warrants are accounted for in accordance with IFRS 9 and IFRS 13 “Fair Value Measurement,” where the terms of the instruments do not meet the criteria for classification as equity under IAS 32 “Financial Instruments: Presentation.” See Note 8, “Warrant Liability” for a further discussion.

Impairment of Financial Assets and Intangible Assets

Impairment of Financial Assets and Intangible Assets

IFRS 9, “Financial Instruments,” requires the Company to recognize an allowance for expected credit losses ("ECLs") for all debt instruments and investments not held at fair value through profit or loss and contract assets. For intangible assets, at the end of each reporting period and whenever there is an indication that the intangible asset may be impaired, the Company reviews the carrying amounts of its intangible assets to determine whether there is any indication that those assets have suffered an impairment loss.

At the end of each reporting period, the Company assesses whether there was objective evidence that a financial asset was impaired. The Company recognizes an allowance for ECLs for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents comprise cash in readily available checking accounts and amounts invested in underlying Treasury and money market funds that are readily convertible to a known amount of cash within three months or less from date of acquisition and are subject to an insignificant risk of change in value. The carrying amounts approximate fair value due to the short maturities of these instruments. The Company maintains most of its bank accounts in the United States ("U.S."). As of March 31, 2025 and 2024, cash equivalents was comprised of a money market account with maturities less than 90 days from the date of purchase. Interest income earned on such investments totaled $0.089 million, $0.274 million and $0.217 million in the years ended March 31, 2025, 2024 and 2023, respectively.

Impairment of Indefinite Life Intangible Assets other than Goodwill

Impairment of Indefinite Life Intangible Assets other than Goodwill

At the end of each annual reporting period and whenever there is an indication that an indefinite life intangible asset may be impaired, the Company reviews the carrying amounts of such intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of impairment loss (if any). When it is not possible to estimate the recoverable amount of any individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units ("CGU" or "CGUs"), or the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

Share-based Payments

Share-based Payments

The Company determines the fair value of share-based payments granted to directors, officers, employees and consultants using the Black-Scholes option-pricing model at the grant date. Assumptions for the Black-Scholes model are determined as follows:

•	Expected Volatility. The expected volatility rate used to value share option grants is based on the Company’s historical volatility.

•	Expected Term. The Company used historical experience.

•	Risk-free Interest Rate. The risk-free interest rate assumption was based on zero-coupon U.S. Treasury instruments that had terms consistent with the expected term of the Company's share option grants.

•	Expected Dividend Yield. The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future.

Share-based payments to employees, officers and directors are recorded and reflected as an expense over the vesting period with a corresponding increase in the share option reserve. On exercise, the associated amounts previously recorded in the share option reserve are transferred to common share capital.

Loss Per Share

Loss Per Share

Basic loss per share is calculated by dividing net loss (the numerator) by the weighted average number of ordinary shares outstanding (the denominator) during the period. Diluted loss per share reflects the dilution that would occur if outstanding share options and share purchase warrants were exercised into ordinary shares using the treasury stock method and convertible debt instruments were converted into ordinary shares using the if-converted method. Diluted loss per share is calculated by dividing net loss applicable to ordinary shares by the sum of the weighted average number of ordinary shares outstanding and all additional ordinary shares that would have been outstanding if potentially dilutive ordinary shares had been issued. The share and per share information has been retroactively adjusted to reflect the impact of the stock dividend.

The inclusion of the Company's share options, restricted stock units and share purchase warrants in the computation of diluted loss per share would have an anti-dilutive effect on loss per share and are therefore excluded from the computation. Consequently, there is no difference between basic loss per share and diluted loss per share for the years ended March 31, 2025, 2024, and 2023. The following table reflects the outstanding securities by year that would have an anti-dilutive effect on loss per share, and accordingly, were excluded from the calculation (see Note 12, “Loss Per Share”).

	As of March 31,
	2025	2024	2023
Warrants	481,581	481,581	—
Share options	225,117	90,281	98,171
Restricted stock units	5,410	18,467	18,937

Investment in Public Company

Investment in Public Company

The investment is comprised of shares of private/public companies that have been acquired through a private placement. The investment is initially recorded at fair value. Following acquisition, the Company evaluates whether control or significant influence is exerted by the Company over the affairs of the investee company. Based on the evaluation, the Company accounts for the investment using either the consolidation, equity accounting or fair value method. The Company sold the entire investment in Fiscal 2024.

Investment in Associate

Investment in Associate

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies. The investment in associate was written down to nil as of March 31, 2024.

The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting, except when the investment, or a portion thereof, is classified as held for sale, in which case it is accounted for in accordance with IFRS 5, “Non-current Assets Held for Sale and Discontinued Operations”. Under the equity method, an investment in an associate is initially recognized in the consolidated statement of financial position at cost from the date the investee becomes an associate and adjusted thereafter to recognize the Company's share of the profit or loss and other comprehensive income of the associate. When the Company's share of losses of an associate exceed the Company's interest in that associate (which includes any long-term interests that, in substance, form part of the Company's net investment in the associate), the Company discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate.

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its associate. At each reporting date, the Company determines whether there is objective evidence that the investment in the associate is impaired. If there is such evidence, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss within 'share of (loss) income in associate' in the consolidated statements of operations.

Research and Development Expenses

Research and Development Expenses

(i) Research and Development

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is expensed as incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically, and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected future benefit. During the period of development, the asset is tested for impairment annually.

Research and development expenses include all direct and indirect operating expenses supporting the products in development.

(ii) Subsequent Expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures are recognized in income or loss as incurred.

(iii) Clinical Trial Expenses

Clinical trial expenses are a component of the Company's research and development costs. These expenses include fees paid to contract research organizations, clinical sites, and other organizations who conduct development activities on the Company's behalf. The amount of clinical trial expenses recognized in a period related to clinical agreements is based on estimates of the work performed using an accrual basis of accounting. These estimates incorporate factors such as patient enrollment, services provided, contractual terms, and prior experience with similar contracts.

Contingent Liability

Contingent Liability

A provision in accordance with IAS 37 “Provisions, Contingent Liabilities and Contingent Assets,” is recognized when the Company has a present (legal or constructive) obligation as a result of a past event and it is probable that economic resources shall be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Company expects that some or all of the expense will be reimbursed to it, such as in an insurance contract, the repayment will be recognized as a separate asset, only when it is highly likely that the asset will be received. The expense will be recognized in profit and loss net of the portion reimbursed.

Determination of Fair Value

Determination of Fair Value

A number of the Company's accounting policies and disclosures required the determination of fair value, both for financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. When applicable, further information about the assumptions made in determining fair values is disclosed in Note 15, “Financial Instruments and Risk Management” and other footnotes that specifically relate to assets or liabilities measured at fair value.

Income Tax

Income Tax

The Company uses the asset and liability method to account for income taxes. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities for accounting purposes, and their respective tax bases.

Deferred income tax assets and liabilities are measured using tax rates that have been enacted or substantively enacted and applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in statutory tax rates is recognized in profit or loss in the year of change. Deferred income tax assets are recorded when their recoverability is considered probable and are reviewed at the end of each reporting period.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

New IFRS Accounting Standards adopted in the period

Certain pronouncements were issued by the IASB or the IFRIC that are mandatory for accounting periods commencing on or after January 1, 2024.

In May 2023, the IASB published Supplier Finance Arrangements with amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments Disclosures. The amendments require disclosures to enhance the transparency of supplier finance arrangements and their effects on an entity’s liabilities, cash flows and exposure to liquidity risk. The amendments to IAS 7 and IFRS 7 were effective for annual periods beginning on or after January 1, 2024 (with transition reliefs in the first year). The adoption of these amendments did not have a material effect on the Company.

In September 2022, the IASB issued amendments to IFRS 16, Leases, which add to requirements explaining how a company accounts for a sale and leaseback after the date of the transaction. Accordingly, following a sale, a seller/lessee must measure the lease liability in such a way that not any amount in profit or loss resulting from the retained right of use is recognized. The amendments are to be applied at the latest to financial years beginning on or after January 1, 2024. The adoption of these amendments did not have a material effect on the Company.

In January 2020, IAS 1, Presentation of Financial Statements (“IAS 1”) was amended to provide a more general approach to the classification of liabilities under IAS 1 based on the contractual arrangements in place at the reporting date. The amendments clarify that the classification of liabilities as current or noncurrent is based solely on a company’s right to defer settlement at the reporting date. The right needs to be unconditional and must have substance. The amendments also clarify that the transfer of a company’s own equity instruments is regarded as settlement of a liability, unless it results from the exercise of a conversion option meeting the definition of an equity instrument. The amendments are effective for annual periods beginning on January 1, 2024. The adoption of these amendments did not have a material effect on the Company.

New IFRS Accounting Standards not yet effective

In April 2024, IFRS 18, Presentation and Disclosure in Financial Statements (“IFRS 18”) was issued. IFRS 18 replaces IAS 1 and introduces significant changes to the presentation of financial statements to enhance comparability across entities. The key requirements of the standard include:

•	Separate reporting of operating, investing, and financing activities in the statement of earnings, with prescribed subtotals for each category.
•	Disclosure of management-defined performance measures in a dedicated note within the financial statements.

The standard is effective for annual reporting periods beginning on or after January 1, 2027, with retrospective application required. The Company intends to assess the impact of IFRS 18 on its consolidated financial statements closer to the effective date. The effect of the new standard, however it may be, will only affect matters of presentation and disclosure.

In August 2023, the IASB amended IAS 21, The Effects of Changes in Foreign Exchange Rates (“IAS 21”) to clarify when a currency is exchangeable into another currency and how a company estimates a spot rate when a currency lacks exchangeability, requiring consistent assessment and disclosure practices for companies. The amendments are effective for annual reporting periods beginning on or after January 1, 2025, with early adoption permitted. However, an entity cannot restate comparative information. The Company is evaluating whether the adoption of the amendments will have a material impact on its consolidated financial statements.